Non-financial assets and liabilities - Additional information, inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Inventories, gross	$ 23,800	$ 19,200
Inventories, obsolete stock	1,600	19,200
Inventory	22,246	$ 0
Inventory write-down	$ 400